GOING CONCERN (Details Textual) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Retained Earnings (Accumulated Deficit)		$ (6,989,124)	$ (2,847,511)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent		(4,208,936)	(1,466,776)
Proceeds from Issuance of Common Stock		0	$ 366,455
Proceeds from Issuance or Sale of Equity		591,000
Tanslation Expense On Convertible Debt		$ 49,500
Maximum [Member] | Subsequent Event [Member]
Proceeds from Issuance or Sale of Equity	$ 1,620,587